State Street Institutional US Government Money Market Fund Average Annual Total Returns - Select Class [Member] - Select Class		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.29%	3.24%	2.15%
Performance Inception Date	Jun. 01, 2022